Interest-bearing Loans and Borrowings - Summary of Maturity Profile for Loans, Borrowings and Undrawn Committed Facilities (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	€ 7,981	€ 7,790
Undrawn committed facilities	3,554	3,034
Within 1 year [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	316	275
Undrawn committed facilities		197
Between1 and 2 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	498	629
Between 2 and 3 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	746	500
Between 3 and 4 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	930	748
Undrawn committed facilities		91
Between 4 and 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	359	978
Undrawn committed facilities	3,554	2,746
After 5 years [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	5,127	4,660
Total excluding amounts reclassified as held for sale [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	7,976	7,790
Undrawn committed facilities	3,554	€ 3,034
Not later than one year reclassified as held for sale [member]
Disclosure of Detailed Information about Borrowings [Line Items]
Loans and borrowings	€ 5